Note 3 Contribution to consolidated group total assets entities by main activities (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022	[2]
Contribution to Consolidated Group total assets [Line Items]
Assets	€ 772,402	€ 775,558	[1]	€ 712,092	[1],[3]
Banking and other financial services [Member]
Contribution to Consolidated Group total assets [Line Items]
Assets	733,860	737,971		678,809
Insurance and pension and investment fund managing companies [Member]
Contribution to Consolidated Group total assets [Line Items]
Assets	34,439	34,520		30,066
Other non-financial services [Member]
Contribution to Consolidated Group total assets [Line Items]
Assets	€ 4,103	€ 3,068		€ 3,217

[1]
(1) In the first quarter of 2024 the Group changed its allocation criteria for certain expenses, mainly related with global international projects between the Corporate Center and the corresponding operating segments. Therefore, in order to make those year-on-year comparisons homogeneous, the figures for the years 2023 and 2022 were revised, which has not affected the consolidated financial information of the Group.

[2]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3)
[3]
(2) Restated balances according to IFRS 17 - Insurance contracts, which had no material impacts as of that date (see “Presentation of Financial Information—Changes in Accounting Policies—IFRS 17 – Insurance contracts”).